Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Resource	Ext. Method
#: 1
	$ 105	Taxes	CANADA	City of Vaughan [Member]	Aggregates [Member]	Open Pit
#: 2
	(281)	Taxes	CANADA	Ministre Du Revenu Du Quebec [Member]	Aggregates [Member]	Open Pit
#: 3
	371	Taxes	CANADA	Mrc De Marguerite-D’Youville [Member]	Aggregates [Member]	Open Pit
#: 4
	450	Taxes	CANADA	Municipalité Saint-Jacques-Le-Mineu [Member]	Aggregates [Member]	Open Pit
#: 5
	2,260	Fees	CANADA	Ontario Aggregate Resources Corporation [Member]	Aggregates [Member]	Open Pit
#: 6
	436	Fees	CANADA	Regional Municipality of Halton [Member]	Aggregates [Member]	Open Pit
#: 7
	300	Taxes	CANADA	Town of Halton Hills [Member]	Aggregates [Member]	Open Pit
#: 8
	140	Taxes	CANADA	Town of Milton [Member]	Aggregates [Member]	Open Pit
#: 9
	147	Taxes	CANADA	Township of Cramahe [Member]	Aggregates [Member]	Open Pit
#: 10
	299	Taxes	CANADA	Ville De Joliette [Member]	Aggregates [Member]	Open Pit
#: 11
	2,129	Taxes	CANADA	Ville De Laval [Member]	Aggregates [Member]	Open Pit
#: 12
	379	Taxes	CANADA	Ville De Mirabel [Member]	Aggregates [Member]	Open Pit
#: 13
	(2,525)	Taxes	CANADA	Canada Revenue Agency [Member]	Aggregates [Member]	Open Pit
#: 14
	261	Taxes	CZECHIA	Financní Úrad Pro Olomoucký Kraj - Územní Pracovište V Zábrehu [Member]	Aggregates [Member]	Open Pit
#: 15
	215	Royalties	CZECHIA	Obvodni Bansky Urad Ostrava [Member]	Aggregates [Member]	Open Pit
#: 16
	544	Taxes	DENMARK	Skat [Member]	Aggregates [Member]	Open Pit
#: 17
	881	Royalties	FINLAND	City of Espoo [Member]	Aggregates [Member]	Open Pit
#: 18
	642	Royalties	FRANCE	Commune De Sully-sur-Loire [Member]	Aggregates [Member]	Open Pit
#: 19
	130	Royalties	FRANCE	Trésorerie De Bar-sur-Aube [Member]	Aggregates [Member]	Open Pit
#: 20
	357	Royalties	FRANCE	Trésorerie De Benfeld [Member]	Aggregates [Member]	Open Pit
#: 21
	244	Royalties	FRANCE	Trésorerie De Gray Autrey [Member]	Aggregates [Member]	Open Pit
#: 22
	111	Royalties	FRANCE	Trésorerie De Langres [Member]	Aggregates [Member]	Open Pit
#: 23
	137	Royalties	FRANCE	Trésorerie De Valdahon [Member]	Aggregates [Member]	Open Pit
#: 24
	214	Royalties	FRANCE	Trésorerie Is-sur-Tille [Member]	Aggregates [Member]	Open Pit
#: 25
	175	Royalties	FRANCE	Trésorerie Lons le Saunier [Member]	Aggregates [Member]	Open Pit
#: 26
	120	Royalties	FRANCE	Trésorerie Pays De Montbeliard [Member]	Aggregates [Member]	Open Pit
#: 27
	102	Royalties	FRANCE	Trésorerie Principale Besançon [Member]	Aggregates [Member]	Open Pit
#: 28
	133	Taxes	FRANCE	Direction Générale Des Douanes Et Droits Indirects [Member]	Aggregates [Member]	Open Pit
#: 29
	6,749	Taxes	FRANCE	Direction Générale Des Finances Publiques [Member]	Aggregates [Member]	Open Pit
#: 30
	106	Taxes	GERMANY	Gemeinde Walzbachtal [Member]	Aggregates [Member]	Open Pit
#: 31
	353	Royalties	GERMANY	Lower Saxony Forest District [Member]	Aggregates [Member]	Open Pit
#: 32
	148	Taxes	GERMANY	Stadt Goslar [Member]	Aggregates [Member]	Open Pit
#: 33
	523	Taxes	GERMANY	Stadt Oberharz Am Brocken [Member]	Aggregates [Member]	Open Pit
#: 34
	152	Taxes	GERMANY	Stadt Seesen [Member]	Aggregates [Member]	Open Pit
#: 35
	108	Taxes	GERMANY	Verbandsgemeinde Saal (Donau) [Member]	Aggregates [Member]	Open Pit
#: 36
	1,908	Taxes	GERMANY	Finanzamt Mayen [Member]	Aggregates [Member]	Open Pit
#: 37
	284	Taxes	IRELAND	Clare County Council [Member]	Aggregates [Member]	Open Pit
#: 38
	874	Taxes	IRELAND	Cork County Council [Member]	Aggregates [Member]	Open Pit
#: 39
	343	Taxes	IRELAND	Fingal County Council [Member]	Aggregates [Member]	Open Pit
#: 40
	279	Taxes	IRELAND	Limerick County Council [Member]	Aggregates [Member]	Open Pit
#: 41
	113	Taxes	IRELAND	Mayo County Council [Member]	Aggregates [Member]	Open Pit
#: 42
	258	Taxes	IRELAND	Meath County Council [Member]	Aggregates [Member]	Open Pit
#: 43
	156	Infrastructure	IRELAND	Meath County Council [Member]	Aggregates [Member]	Open Pit
#: 44
	567	Taxes	IRELAND	South Dublin County Council [Member]	Aggregates [Member]	Open Pit
#: 45
	15,977	Taxes	IRELAND	Revenue Commissioners [Member]	Aggregates [Member]	Open Pit
#: 46
	241	Royalties	ISLE OF MAN	Department of Economic Development [Member]	Aggregates [Member]	Open Pit
#: 47
	307	Royalties	NETHERLANDS	Rijksvastgoedbedrijf [Member]	Aggregates [Member]	Open Pit
#: 48
	106	Infrastructure	PHILIPPINES	Barangay Minuyan, Norzagaray, Bulacan [Member]	Aggregates [Member]	Open Pit
#: 49
	980	Taxes	PHILIPPINES	Bureau of Internal Revenue [Member]	Aggregates [Member]	Open Pit
#: 50
	2,140	Taxes	POLAND	First Masovian Tax Office Warsaw [Member]	Aggregates [Member]	Open Pit
#: 51
	498	Royalties	POLAND	Municipal and Communal Office in Ozarow [Member]	Aggregates [Member]	Open Pit
#: 52
	339	Fees	POLAND	Regional District Director of National Forests [Member]	Aggregates [Member]	Open Pit
#: 53
	171	Fees	POLAND	Starostwo Powiatowe Urzad Miasta [Member]	Aggregates [Member]	Open Pit
#: 54
	5,187	Taxes	POLAND	Swietokrzyskie Tax Office in Kielce [Member]	Aggregates [Member]	Open Pit
#: 55
	108	Fees	POLAND	Swietokrzyskie Volvodeship Marshal’s Office [Member]	Aggregates [Member]	Open Pit
#: 56
	664	Royalties	POLAND	Urzad Gminy [Member]	Aggregates [Member]	Open Pit
#: 57
	775	Royalties	POLAND	National Fund for Environmental Protection and Water Management [Member]	Aggregates [Member]	Open Pit
#: 58
	185	Fees	ROMANIA	Baia Mare Hall [Member]	Aggregates [Member]	Open Pit
#: 59
	320	Royalties	ROMANIA	Brasov County [Member]	Aggregates [Member]	Open Pit
#: 60
	301	Royalties	ROMANIA	Constanta County [Member]	Aggregates [Member]	Open Pit
#: 61
	281	Royalties	ROMANIA	Corbu Hall [Member]	Aggregates [Member]	Open Pit
#: 62
	374	Royalties	ROMANIA	Hoghiz Hall [Member]	Aggregates [Member]	Open Pit
#: 63
	147	Fees	ROMANIA	Hoghiz Hall [Member]	Aggregates [Member]	Open Pit
#: 64
	100	Royalties	ROMANIA	Runcu Hall [Member]	Aggregates [Member]	Open Pit
#: 65
	119	Fees	ROMANIA	Suseni Hall [Member]	Aggregates [Member]	Open Pit
#: 66
	408	Taxes	ROMANIA	National Agency for Fiscal Administration [Member]	Aggregates [Member]	Open Pit
#: 67
	524	Royalties	ROMANIA	National Agency for Fiscal Administration [Member]	Aggregates [Member]	Open Pit
#: 68
	245	Taxes	SERBIA	Ministry of Finance [Member]	Aggregates [Member]	Open Pit
#: 69
	245	Royalties	SERBIA	Ministry of Mining and Energy [Member]	Aggregates [Member]	Open Pit
#: 70
	382	Royalties	SLOVAKIA	Mining Bureau [Member]	Aggregates [Member]	Open Pit
#: 71
	500	Taxes	SWITZERLAND	Canton De Neuchatel [Member]	Aggregates [Member]	Open Pit
#: 72
	354	Royalties	SWITZERLAND	Gemeinde Auenstein [Member]	Aggregates [Member]	Open Pit
#: 73
	173	Royalties	SWITZERLAND	Gemeinde Hasle [Member]	Aggregates [Member]	Open Pit
#: 74
	106	Royalties	SWITZERLAND	Gemeinde Landiswil [Member]	Aggregates [Member]	Open Pit
#: 75
	151	Taxes	SWITZERLAND	Gemeinde Niederbipp [Member]	Aggregates [Member]	Open Pit
#: 76
	1,002	Royalties	SWITZERLAND	Gemeinde Niederbipp [Member]	Aggregates [Member]	Open Pit
#: 77
	202	Royalties	SWITZERLAND	Gemeinde Veltheim [Member]	Aggregates [Member]	Open Pit
#: 78
	5,937	Taxes	SWITZERLAND	Kantonales Steueramt Aarau [Member]	Aggregates [Member]	Open Pit
#: 79
	502	Taxes	SWITZERLAND	Kantonales Steueramt Bern [Member]	Aggregates [Member]	Open Pit
#: 80
	512	Royalties	SWITZERLAND	Kantonales Steueramt Nidwalden [Member]	Aggregates [Member]	Open Pit
#: 81
	545	Royalties	SWITZERLAND	Steueramt Der Gemeinde Wil [Member]	Aggregates [Member]	Open Pit
#: 82
	473	Fees	SWITZERLAND	Steueramt Der Stadt Aarau [Member]	Aggregates [Member]	Open Pit
#: 83
	428	Taxes	UKRAINE	Head Office of Tax Service in Khmelnitsky Region [Member]	Aggregates [Member]	Open Pit
#: 84
	525	Fees	UKRAINE	Head Office of Tax Service in Khmelnitsky Region [Member]	Aggregates [Member]	Open Pit
#: 85
	379	Fees	UKRAINE	Head Office of Tax Service in Lviv Region [Member]	Aggregates [Member]	Open Pit
#: 86
	964	Taxes	UKRAINE	State Tax Service Ukraine [Member]	Aggregates [Member]	Open Pit
#: 87
	864	Taxes	UNITED KINGDOM	Bolsover District Council [Member]	Aggregates [Member]	Open Pit
#: 88
	265	Taxes	UNITED KINGDOM	Bridgend County Borough [Member]	Aggregates [Member]	Open Pit
#: 89
	114	Taxes	UNITED KINGDOM	Broadland District Council [Member]	Aggregates [Member]	Open Pit
#: 90
	487	Taxes	UNITED KINGDOM	Central Bedfordshire Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 91
	1,308	Taxes	UNITED KINGDOM	Charnwood Borough Council [Member]	Aggregates [Member]	Open Pit
#: 92
	216	Taxes	UNITED KINGDOM	Cheshire East Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 93
	311	Taxes	UNITED KINGDOM	Cheshire West And Chester Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 94
	394	Taxes	UNITED KINGDOM	Colchester Borough Council [Member]	Aggregates [Member]	Open Pit
#: 95
	880	Taxes	UNITED KINGDOM	Craven District Council [Member]	Aggregates [Member]	Open Pit
#: 96
	609	Taxes	UNITED KINGDOM	Derbyshire Dales District Council [Member]	Aggregates [Member]	Open Pit
#: 97
	173	Taxes	UNITED KINGDOM	Durham Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 98
	148	Taxes	UNITED KINGDOM	Edinburgh Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 99
	275	Taxes	UNITED KINGDOM	Fenland District Council [Member]	Aggregates [Member]	Open Pit
#: 100
	206	Taxes	UNITED KINGDOM	Forest of Dean District Council [Member]	Aggregates [Member]	Open Pit
#: 101
	188	Taxes	UNITED KINGDOM	Hambleton District Council [Member]	Aggregates [Member]	Open Pit
#: 102
	671	Taxes	UNITED KINGDOM	Harborough District Council [Member]	Aggregates [Member]	Open Pit
#: 103
	194	Taxes	UNITED KINGDOM	Harrogate Borough Council [Member]	Aggregates [Member]	Open Pit
#: 104
	5,512	Taxes	UNITED KINGDOM	High Peak Borough Council [Member]	Aggregates [Member]	Open Pit
#: 105
	111	Taxes	UNITED KINGDOM	Lancaster City Council [Member]	Aggregates [Member]	Open Pit
#: 106
	661	Taxes	UNITED KINGDOM	Lichfield District Council [Member]	Aggregates [Member]	Open Pit
#: 107
	149	Taxes	UNITED KINGDOM	Malvern Hills District Council [Member]	Aggregates [Member]	Open Pit
#: 108
	137	Taxes	UNITED KINGDOM	Mendip District Council [Member]	Aggregates [Member]	Open Pit
#: 109
	166	Taxes	UNITED KINGDOM	Mid-Suffolk District Council [Member]	Aggregates [Member]	Open Pit
#: 110
	116	Taxes	UNITED KINGDOM	Moray Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 111
	244	Taxes	UNITED KINGDOM	New Forest District Council [Member]	Aggregates [Member]	Open Pit
#: 112
	272	Taxes	UNITED KINGDOM	Newark And Sherwood District Council [Member]	Aggregates [Member]	Open Pit
#: 113
	218	Taxes	UNITED KINGDOM	North Kesteven District Council [Member]	Aggregates [Member]	Open Pit
#: 114
	300	Taxes	UNITED KINGDOM	North Lanarkshire Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 115
	601	Taxes	UNITED KINGDOM	North Somerset Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 116
	112	Taxes	UNITED KINGDOM	North West Leicestershire District Council [Member]	Aggregates [Member]	Open Pit
#: 117
	589	Taxes	UNITED KINGDOM	Northumberland Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 118
	270	Taxes	UNITED KINGDOM	Peterborough Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 119
	441	Taxes	UNITED KINGDOM	Powys City Council [Member]	Aggregates [Member]	Open Pit
#: 120
	109	Taxes	UNITED KINGDOM	Richmondshire District Council [Member]	Aggregates [Member]	Open Pit
#: 121
	144	Taxes	UNITED KINGDOM	Sevenoaks District Council [Member]	Aggregates [Member]	Open Pit
#: 122
	320	Taxes	UNITED KINGDOM	Shropshire Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 123
	166	Taxes	UNITED KINGDOM	South Derbyshire District Council [Member]	Aggregates [Member]	Open Pit
#: 124
	139	Taxes	UNITED KINGDOM	South Lanarkshire Unitary Authority [Member]	Aggregates [Member]	Open Pit
#: 125
	328	Taxes	UNITED KINGDOM	South Oxfordshire District Council [Member]	Aggregates [Member]	Open Pit
#: 126
	1,006	Taxes	UNITED KINGDOM	St Albans District Council [Member]	Aggregates [Member]	Open Pit
#: 127
	336	Taxes	UNITED KINGDOM	Staffordshire Moorlands District Council [Member]	Aggregates [Member]	Open Pit
#: 128
	280	Royalties	UNITED KINGDOM	Forestry Commission [Member]	Aggregates [Member]	Open Pit
#: 129
	99,237	Taxes	UNITED KINGDOM	HM Revenue and Customs [Member]	Aggregates [Member]	Open Pit
#: 130
	2,520	Royalties	UNITED KINGDOM	The Crown Estate [Member]	Aggregates [Member]	Open Pit
#: 131
	2,075	Fees	UNITED KINGDOM	The Crown Estate [Member]	Aggregates [Member]	Open Pit
#: 132
	432	Taxes	UNITED STATES	Arkansas Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 133
	143	Taxes	UNITED STATES	Benton County [Member]	Aggregates [Member]	Open Pit
#: 134
	354	Royalties	UNITED STATES	Berlin Charter Township [Member]	Aggregates [Member]	Open Pit
#: 135
	1,054	Taxes	UNITED STATES	Borough of Bloomingdale [Member]	Aggregates [Member]	Open Pit
#: 136
	374	Taxes	UNITED STATES	Borough of Riverdale [Member]	Aggregates [Member]	Open Pit
#: 137
	540	Taxes	UNITED STATES	Burnet County Central Appraisal District [Member]	Aggregates [Member]	Open Pit
#: 138
	104	Royalties	UNITED STATES	Cedar City Corporation [Member]	Aggregates [Member]	Open Pit
#: 139
	100	Fees	UNITED STATES	City of Francis [Member]	Aggregates [Member]	Open Pit
#: 140
	183	Royalties	UNITED STATES	City of Rock Island [Member]	Aggregates [Member]	Open Pit
#: 141
	270	Royalties	UNITED STATES	City of Shawnee [Member]	Aggregates [Member]	Open Pit
#: 142
	277	Taxes	UNITED STATES	Collier County Tax Collector [Member]	Aggregates [Member]	Open Pit
#: 143
	692	Taxes	UNITED STATES	Colorado Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 144
	1,815	Taxes	UNITED STATES	Connecticut Commissioner of Revenue Services [Member]	Aggregates [Member]	Open Pit
#: 145
	201	Taxes	UNITED STATES	Delaware Division of Revenue [Member]	Aggregates [Member]	Open Pit
#: 146
	404	Taxes	UNITED STATES	Forsyth County [Member]	Aggregates [Member]	Open Pit
#: 147
	170	Taxes	UNITED STATES	Franklin Township [Member]	Aggregates [Member]	Open Pit
#: 148
	157	Fees	UNITED STATES	Genola City [Member]	Aggregates [Member]	Open Pit
#: 149
	250	Taxes	UNITED STATES	Georgia Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 150
	361	Taxes	UNITED STATES	Hopewell Township [Member]	Aggregates [Member]	Open Pit
#: 151
	177	Royalties	UNITED STATES	Idaho Department of Lands [Member]	Aggregates [Member]	Open Pit
#: 152
	1,357	Taxes	UNITED STATES	Idaho State Tax Commission [Member]	Aggregates [Member]	Open Pit
#: 153
	423	Taxes	UNITED STATES	Indiana Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 154
	108	Taxes	UNITED STATES	Jefferson County Treasurer’s Office [Member]	Aggregates [Member]	Open Pit
#: 155
	444	Taxes	UNITED STATES	Johnson County Kansas Treasurer [Member]	Aggregates [Member]	Open Pit
#: 156
	2,148	Taxes	UNITED STATES	Kansas Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 157
	2,637	Taxes	UNITED STATES	Kentucky State Treasurer [Member]	Aggregates [Member]	Open Pit
#: 158
	145	Taxes	UNITED STATES	La Plata County Treasurer [Member]	Aggregates [Member]	Open Pit
#: 159
	188	Taxes	UNITED STATES	Louisiana Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 160
	686	Taxes	UNITED STATES	Maine Revenue Services [Member]	Aggregates [Member]	Open Pit
#: 161
	222	Taxes	UNITED STATES	Marion County Tax Collector [Member]	Aggregates [Member]	Open Pit
#: 162
	1,728	Taxes	UNITED STATES	Massachusetts Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 163
	956	Taxes	UNITED STATES	Michigan Department of Treasury [Member]	Aggregates [Member]	Open Pit
#: 164
	590	Taxes	UNITED STATES	Minnesota Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 165
	411	Taxes	UNITED STATES	Mississippi Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 166
	150	Taxes	UNITED STATES	Missouri Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 167
	166	Royalties	UNITED STATES	Monroe County Road Commission [Member]	Aggregates [Member]	Open Pit
#: 168
	511	Taxes	UNITED STATES	Montana Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 169
	530	Taxes	UNITED STATES	Nebraska Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 170
	314	Taxes	UNITED STATES	New Hampshire Department of Revenue Administration [Member]	Aggregates [Member]	Open Pit
#: 171
	4,960	Taxes	UNITED STATES	New Jersey Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 172
	454	Taxes	UNITED STATES	New York City Department of Finance [Member]	Aggregates [Member]	Open Pit
#: 173
	202	Taxes	UNITED STATES	New York Reserve Minerals [Member]	Aggregates [Member]	Open Pit
#: 174
	118	Taxes	UNITED STATES	New York State Corporation Tax [Member]	Aggregates [Member]	Open Pit
#: 175
	406	Fees	UNITED STATES	New York State Department of Environmental Conservation [Member]	Aggregates [Member]	Open Pit
#: 176
	116	Taxes	UNITED STATES	Nicollet County Treasurer [Member]	Aggregates [Member]	Open Pit
#: 177
	917	Taxes	UNITED STATES	North Carolina Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 178
	150	Taxes	UNITED STATES	Oklahoma Tax Commission [Member]	Aggregates [Member]	Open Pit
#: 179
	1,737	Taxes	UNITED STATES	Oregon Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 180
	104	Taxes	UNITED STATES	Paulding County Tax Commissioner [Member]	Aggregates [Member]	Open Pit
#: 181
	1,744	Taxes	UNITED STATES	Pennsylvania Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 182
	201	Taxes	UNITED STATES	Rhode Island Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 183
	156	Taxes	UNITED STATES	Rockland County [Member]	Aggregates [Member]	Open Pit
#: 184
	151	Taxes	UNITED STATES	Sarpy County Treasurer [Member]	Aggregates [Member]	Open Pit
#: 185
	289	Royalties	UNITED STATES	School And Institutional Trust Land Administrator [Member]	Aggregates [Member]	Open Pit
#: 186
	275	Taxes	UNITED STATES	Spokane County Treasurer [Member]	Aggregates [Member]	Open Pit
#: 187
	109	Taxes	UNITED STATES	Stark County [Member]	Aggregates [Member]	Open Pit
#: 188
	273	Taxes	UNITED STATES	State of Arkansas [Member]	Aggregates [Member]	Open Pit
#: 189
	272	Taxes	UNITED STATES	State of Wyoming [Member]	Aggregates [Member]	Open Pit
#: 190
	108	Taxes	UNITED STATES	Sumter County Tax Collector [Member]	Aggregates [Member]	Open Pit
#: 191
	170	Taxes	UNITED STATES	Suwannee County Tax Collector [Member]	Aggregates [Member]	Open Pit
#: 192
	318	Taxes	UNITED STATES	Taylor County [Member]	Aggregates [Member]	Open Pit
#: 193
	556	Taxes	UNITED STATES	Tennessee Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 194
	625	Taxes	UNITED STATES	Texas Comptroller of Public Accounts [Member]	Aggregates [Member]	Open Pit
#: 195
	108	Taxes	UNITED STATES	Town of Acushnet [Member]	Aggregates [Member]	Open Pit
#: 196
	291	Taxes	UNITED STATES	Town of Clarkstown [Member]	Aggregates [Member]	Open Pit
#: 197
	188	Taxes	UNITED STATES	Town of Cranston [Member]	Aggregates [Member]	Open Pit
#: 198
	441	Taxes	UNITED STATES	Town of Hamburg [Member]	Aggregates [Member]	Open Pit
#: 199
	654	Taxes	UNITED STATES	Town of Haverstraw [Member]	Aggregates [Member]	Open Pit
#: 200
	347	Taxes	UNITED STATES	Town of Newington [Member]	Aggregates [Member]	Open Pit
#: 201
	379	Taxes	UNITED STATES	Town of North Branford [Member]	Aggregates [Member]	Open Pit
#: 202
	253	Taxes	UNITED STATES	Town of North Hempstead [Member]	Aggregates [Member]	Open Pit
#: 203
	117	Taxes	UNITED STATES	Town of Plainfield [Member]	Aggregates [Member]	Open Pit
#: 204
	475	Taxes	UNITED STATES	Town of Plainville [Member]	Aggregates [Member]	Open Pit
#: 205
	141	Taxes	UNITED STATES	Town of Wallingford [Member]	Aggregates [Member]	Open Pit
#: 206
	177	Taxes	UNITED STATES	Township of Byram [Member]	Aggregates [Member]	Open Pit
#: 207
	169	Taxes	UNITED STATES	Township of Oxford [Member]	Aggregates [Member]	Open Pit
#: 208
	1,824	Taxes	UNITED STATES	Township of Rockaway [Member]	Aggregates [Member]	Open Pit
#: 209
	240	Taxes	UNITED STATES	Treasurer State of Iowa [Member]	Aggregates [Member]	Open Pit
#: 210
	357	Fees	UNITED STATES	Treasurer State of New Jersey [Member]	Aggregates [Member]	Open Pit
#: 211
	429	Taxes	UNITED STATES	Treasurer State of Ohio [Member]	Aggregates [Member]	Open Pit
#: 212
	2,447	Taxes	UNITED STATES	Utah State Tax Commission [Member]	Aggregates [Member]	Open Pit
#: 213
	429	Taxes	UNITED STATES	Vermont Department of Taxes [Member]	Aggregates [Member]	Open Pit
#: 214
	106	Royalties	UNITED STATES	Village of Maybee [Member]	Aggregates [Member]	Open Pit
#: 215
	244	Taxes	UNITED STATES	Warren County Georgia [Member]	Aggregates [Member]	Open Pit
#: 216
	197	Taxes	UNITED STATES	Washington State Department of Revenue [Member]	Aggregates [Member]	Open Pit
#: 217
	390	Taxes	UNITED STATES	West Virginia State Tax Department [Member]	Aggregates [Member]	Open Pit
#: 218
	167	Taxes	UNITED STATES	Whiteford Township [Member]	Aggregates [Member]	Open Pit
#: 219
	157	Royalties	UNITED STATES	Whiteford Township [Member]	Aggregates [Member]	Open Pit
#: 220
	109	Taxes	UNITED STATES	Yakima County [Member]	Aggregates [Member]	Open Pit
#: 221
	644	Royalties	UNITED STATES	Bureau of Indian Affairs [Member]	Aggregates [Member]	Open Pit
#: 222
	179	Royalties	UNITED STATES	Bureau of Land Management [Member]	Aggregates [Member]	Open Pit
#: 223
	$ 130,378	Taxes	UNITED STATES	Internal Revenue Service [Member]	Aggregates [Member]	Open Pit